Expense Example	Sep. 29, 2026 USD ($)
Roundhill S&P 500® Target 10,000 2030 ETF | Roundhill S&P 500® Target 10,000 2030 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Roundhill Innovation-100 Target 50,000 2030 ETF | Roundhill Innovation-100 Target 50,000 2030 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Roundhill Dow Target 75,000 2030 ETF | Roundhill Dow Target 75,000 2030 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315